Cash Equivalents - Summary of Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents [Line Items]
Amortized Cost	$ 2,241	$ 10,110
Gross Unrealized Gain	0	0
Gross Unrealized Loss	0	0
Estimated Fair Value	2,241	10,110
Money Market Mutual Funds
Cash And Cash Equivalents [Line Items]
Amortized Cost	2,241	10,110
Gross Unrealized Gain	0	0
Gross Unrealized Loss	0	0
Estimated Fair Value	$ 2,241	$ 10,110